Related Party Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Related party transactions				¥ 53,850	¥ 30
Interest income from:		¥ 471	$ 72	1,886
Yusheng Han
Related Party Transaction [Line Items]
Related party transactions	[1]			37,034
Interest income from:		176	27	1,295
Shaokun Chuai
Related Party Transaction [Line Items]
Related party transactions	[2]			16,816
Interest income from:		295	45	591
Dan Zhou
Related Party Transaction [Line Items]
Related party transactions					30
BRT Bio Tech Limited
Related Party Transaction [Line Items]
Related party transactions	[3]			1,294	1,500
EaSuMed Holding Ltd [Member]
Related Party Transaction [Line Items]
Consulting service received from:		¥ 770	$ 118	¥ 806	¥ 1,225

[1]	On March 29, 2019, the Group entered into a loan agreement with Yusheng Han with a principal amount of US$5,500 at the simple rate of 4.5% per annum. The loan which was fully repaid in February and March 2020.
[2]	On March 28, 2019, the Group entered into a loan agreement with Shaokun Chuai with a principal amount of US$2,500 at the simple rate of 4.5% per annum. The loan which was fully repaid in May 2020.
[3]	The Group repurchased 31,246 ordinary shares held by BRT Bio Tech Limited in 2018. The purchase consideration was RMB33,316. The Group repurchased 124,985 and 20,222 Series A+ Preferred shares held by BRT Bio Tech Limited in 2018 and 2019, respectively, at considerations of RMB1,500 and RMB1,294.